Investment Securities - Schedule of Amortized Cost and Fair Value of Investment Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment securities available for sale
Amortized Cost	$ 20,688	$ 9,967
Gross Unrealized Gains	115	1
Gross Unrealized Losses	(867)	(973)
Investment securities available for sale	19,936	8,995
Investment in marketable equity securities
Amortized Cost	75	75
Gross Unrealized Gains	17	21
Gross Unrealized Losses	(8)	(1)
Fair Value	84	95
Investment securities held to maturity
Amortized Cost	9,979	10,279
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1,476)	(1,484)
Fair Value	8,503	8,795
Total investment securities
Amortized Cost	30,742	20,321
Gross Unrealized Gains	132	22
Gross Unrealized Losses	(2,351)	(2,458)
Fair Value	28,523	17,885
U.S. Treasury
Investment securities available for sale
Amortized Cost	10,554	2,035
Gross Unrealized Gains	34	0
Gross Unrealized Losses	(80)	(137)
Investment securities available for sale	10,508	1,898
Investment securities held to maturity
Amortized Cost	479	474
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(40)	(50)
Fair Value	439	424
Government agency
Investment securities available for sale
Amortized Cost	120	164
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3)	(2)
Investment securities available for sale	117	162
Investment securities held to maturity
Amortized Cost	1,506	1,548
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(143)	(186)
Fair Value	1,363	1,362
Residential mortgage-backed securities
Investment securities available for sale
Amortized Cost	7,154	5,424
Gross Unrealized Gains	72	1
Gross Unrealized Losses	(540)	(630)
Investment securities available for sale	6,686	4,795
Investment securities held to maturity
Amortized Cost	4,205	4,605
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(644)	(723)
Fair Value	3,561	3,882
Commercial mortgage-backed securities
Investment securities available for sale
Amortized Cost	2,319	1,774
Gross Unrealized Gains	9	0
Gross Unrealized Losses	(197)	(170)
Investment securities available for sale	2,131	1,604
Investment securities held to maturity
Amortized Cost	3,489	3,355
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(614)	(484)
Fair Value	2,875	2,871
Corporate bonds
Investment securities available for sale
Amortized Cost	529	570
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(47)	(34)
Investment securities available for sale	482	536
Municipal bonds
Investment securities available for sale
Amortized Cost	12
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Investment securities available for sale	12
Supranational securities
Investment securities held to maturity
Amortized Cost	298	295
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(35)	(41)
Fair Value	263	254
Other
Investment securities held to maturity
Amortized Cost	2	2
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 2	$ 2